Restructuring and Impairment Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended												3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009 2009 U.S. Plan [Member]	Dec. 31, 2011 2009 U.S. Plan [Member]	Dec. 31, 2010 2009 U.S. Plan [Member]	Dec. 31, 2011 2009 U.S. Plan [Member] Severance and Other Employee Benefits [Member]	Dec. 31, 2010 2009 U.S. Plan [Member] Severance and Other Employee Benefits [Member]	Dec. 31, 2011 2009 U.S. Plan [Member] Contract Termination [Member]	Dec. 31, 2010 2009 U.S. Plan [Member] Contract Termination [Member]	Dec. 31, 2011 2011 Global Plan [Member] employee	Dec. 31, 2011 2011 Global Plan [Member] Severance and Other Employee Benefits [Member]	Dec. 31, 2011 2011 Global Plan [Member] Contract Termination [Member]	Dec. 31, 2011 2011 Global Plan [Member] Other Restructuring [Member]	Dec. 31, 2011 Global Plan June 2011 [Member]	Dec. 31, 2011 Global Plan June 2011 [Member] Severance and Other Employee Benefits [Member]	Dec. 31, 2011 Semiconductor Materials [Member]	Dec. 31, 2009 Semiconductor Materials [Member]	Dec. 31, 2011 Semiconductor Materials [Member] 2011 Global Plan [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2010 Solar Energy [Member]	Dec. 31, 2009 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member] 2011 Global Plan [Member]	Sep. 30, 2011 Solar Materials Unit [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated												1,400
Restructuring and Related Cost, Expected Number of Positions Eliminated, Percent												20.00%
Restructuring Charges	$ 339.5												$ 62.1	$ 226.4	$ 51.0		$ 6.8	$ 35.6			$ 303.0
Restructuring and Related Cost, Expected Cost						46.0	48.3	18.8	21.0	2.9	3.0									41.5					330.9
Cash Payments						5.1	4.3	3.4	1.1	0	0	1.8				9.9
Assets impairment charges	365.4	381.7	0	24.6	24.6											2.5		7.4			358.0
Goodwill impairment charges	384.1	440.5	0	0														0			384.1	440.5	0	0		56.4
Investment impairments	78.9	78.9	0	0														0			78.9
Inventory Write-down	$ 96.7																	$ 14.2	$ 0		$ 82.5